Cover	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 17, 2024
Entity Registrant Name	GameStop Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32637
Entity Tax Identification Number	20-2733559
Entity Address, Address Line One	625 Westport Parkway
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	817
Local Phone Number	424-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001326380
Amendment Flag	true
Amendment Description	GameStop Corp. (the “Company”) has determined that an administrative error occurred in connection with the filing of a Current Report on Form 8-K that was originally filed with the Securities and Exchange Commission on June 18, 2024 (the “Original Report”). This amendment (the “Amended Report”) to the Original Report amends and restates Item 5.07 of the Original Report in its entirety to correct (1) the Date of Report, (2) the header of each item voted on by the stockholders described in the Original Report and (3) certain typographical and formatting errors contained in the Original Report. This Amended Report does not amend or update any other information set forth in the Original Report.